Share Incentive Plan (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Jul. 31, 2025 shares	Jul. 05, 2021 shares	May 28, 2021 shares	Jun. 15, 2017 ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 shares	Dec. 31, 2020 shares	Jun. 08, 2020 shares
Share Incentive Plan [Line Items]
Share-based payment expenses (in Dollars) | $					$ 4,808	$ 5,994	$ 6,173
Aggregate number of ordinary shares			15,000,000
Percentage of fair market value			100.00%
Weighted average shares					95,923,415	95,776,708	43,342,068
Granted aggregate shares										2,020
Option granted						136,112
Restricted share units					1,344,000	935,000
Ordinary shares issued					9,300,000
Share options	3,200,000
Bottom of Range [Member]
Share Incentive Plan [Line Items]
Exercise price (in Dollars per share) | $ / shares					$ 1.1	$ 1.1
Top of Range [Member]
Share Incentive Plan [Line Items]
Exercise price (in Dollars per share) | $ / shares					$ 2.2	$ 2.2
Share-based payment [Member]
Share Incentive Plan [Line Items]
Option granted					2,850,000
Restricted share units					150,000
Executive [Member]
Share Incentive Plan [Line Items]
Share-based payment expenses (in Dollars) | $					$ 153
Share Incentive Scheme [Member]
Share Incentive Plan [Line Items]
Contractual term				5 years
Awards vesting percentage				25.00%
Remaining vesting percentage				75.00%
Share-based payment expenses (in Dollars) | $								$ 81
Share Incentive Scheme [Member] | Management and Employees [Member]
Share Incentive Plan [Line Items]
Granted shares				1,220,000
Exercise price per share (in Yuan Renminbi per share) | ¥ / shares				¥ 7
Vest over period				4 years
Share Incentive Scheme [Member] | Management [Member]
Share Incentive Plan [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 0.083
Share Incentive Scheme [Member] | Employees [Member]
Share Incentive Plan [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 0.0765
Share Incentive Plan [Member]
Share Incentive Plan [Line Items]
Share-based payment expenses (in Dollars) | $					$ 203	$ 1,697
Aggregate number of ordinary shares					24,300,000	15,000,000
Weighted average shares		15,000,000
Granted aggregate shares							499,114		9,713,421
Option granted					3,200,000
Option plan					14,898,439	5,818,324
Share options					4,591,293	8,115,408
Fair value (in Dollars) | $						$ 75
Exercise price (in Dollars per share) | $ / shares					$ 1.79	$ 1.89	$ 1.83
Share Incentive Plan [Member] | Nortye Talent Limited [Member]
Share Incentive Plan [Line Items]
Ordinary share issued		9,000,000
Share Incentive Plan 2020 [Member] | Employees [Member]
Share Incentive Plan [Line Items]
Aggregate of ordinary shares							15,000,000
Two Thousand Twenty Five Share Incentive Plan [Member]
Share Incentive Plan [Line Items]
Restricted share units					2,400,000
Restricted shares [Member]
Share Incentive Plan [Line Items]
Share-based payment expenses (in Dollars) | $						$ 753
Ordinary Shares [Member]
Share Incentive Plan [Line Items]
Aggregate number of ordinary shares			11,000,000								4,000,000
Ordinary Shares [Member] | Nortye International Limited [Member]
Share Incentive Plan [Line Items]
Ordinary share issued		6,000,000